Summary of Significant Accounting Policies - Schedule of Revenue Classified by the Major Geographic Areas (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total	$ 7,295		$ 4,271
Europe [Member]
Total			4,049
United States [Member]
Total			$ 222